Stockholders' Equity (Details Narrative 1) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Proceeds from common stock called				$ 3,503,314
2015 Placement Agent Warrants [Member]
Number of shares issued			53,333
Cash commission for services			$ 380,155
Other transaction costs			$ 172,128
2014 Placement Agent Warrants [Member]
Number of shares issued			27,672
Cash commission for services			$ 709,839
Other transaction costs			$ 85,831
December 2015 Private Placement [Member]
Proceeds from common stock called	$ 4,740,387
December 2015 Private Placement [Member] | 2015 Series A Warrants [Member]
Warrant exercise price (in dollars per share)	$ 16.23		$ 16.23
Warrants exercisable date			Dec. 18, 2020
December 2015 Private Placement [Member] | 2015 Series B Warrants [Member]
Warrant exercise price (in dollars per share)	21.10		$ 21.10
Warrants exercisable date			Dec. 18, 2020
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member]
Number of shares issued			407,731
Share price (in dollars per unit)	12.98		$ 12.98
Gross proceeds from issuance of common shares			$ 5,292,670
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | Francis P. Grillo [Member]
Proceeds from common stock called			100,000
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | Non-Employee Directors [Member]
Proceeds from common stock called			50,000
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | Non-Employee Directors [Member]
Proceeds from common stock called			$ 25,000
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | 2015 Series A Warrants [Member]
Number of shares issued			162,500
Warrant exercise price (in dollars per share)	0.4		$ 0.4
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | 2015 Series B Warrants [Member]
Number of shares issued			122,500
Warrant exercise price (in dollars per share)	0.3		$ 0.3
December 2014 Private Placement [Member]
Proceeds from common stock called		$ 9,379,880
December 2014 Private Placement [Member] | Investor Warrants [Member]
Warrant exercise price (in dollars per share)	$ 34.32		$ 34.32
December 2014 Private Placement [Member] | 2014 Purchase Agreement [Member]
Number of shares issued				395,320
Share price (in dollars per unit)		$ 25.74		$ 25.74
Gross proceeds from issuance of common shares				$ 10,175,550
Warrants issued		158,128		158,128
December 2014 Private Placement [Member] | 2014 Purchase Agreement [Member] | Non-Employee Directors [Member]
Warrant exercise price (in dollars per share)		$ 0.4		$ 0.4
Gross proceeds from issuance of common shares				$ 15,000